Related Party Transactions	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties Abstract [Abstract]
Disclosure Of Related Party Explanatory

43. Related Party Transactions

Profit and loss arising from transactions with related parties for the years ended December 31, 2016, 2017 and 2018, are as follows:

		2016		2017		2018
		(In millions of Korean won)
Associates and Joint Ventures
KB Insurance Co., Ltd.[1]	Interest income	￦	63	￦	12	￦	—
	Interest expense		1,057		202		—
	Fee and commission income		20,321		8,994		—
	Fee and commission expense		508		1,021		—
	Gains on financial assets/liabilities at fair value through profit or loss(under IAS 39)		4,822		796		—
	Losses on financial assets/liabilities at fair value through profit or loss(under IAS 39)		3,701		18,717		—
	Other operating income		12,972		16,743		—
	Other operating expense		6,406		633		—
	General and administrative expenses		14,244		5,601		—
	Reversal for credit loss		119		—		—
	Provision for credit losses		—		12		—
	Other non-operating income		110		51		—
	Other non-operating expense		74		—		—
Balhae Infrastructure Fund	Fee and commission income		8,440		7,162		6,691
Korea Credit Bureau Co., Ltd.	Interest expense		92		132		127
	Fee and commission income		1,648		1,374		1,194
	Fee and commission expense		1,948		2,645		1,909
	General and administrative expenses		1,968		2,202		—
	Provision for credit losses		—		1		—
	Other operating expense		—		—		4
UAMCO., Ltd.	Interest expense		1		—		—
	Fee and commission income		5		—		—
KoFC KBIC Frontier Champ 2010-5(PEF)	Fee and commission income		457		216		197
United PF 1st Recovery Private Equity Fund [1]	Interest expense		1		—		—
KB GwS Private Securities Investment Trust	Fee and commission income		896		851		851
IMM Investment 5th PRIVATE EQUITY FUND[1]	Other non-operating expense		1		—		—
Incheon Bridge Co., Ltd.	Interest income		14,534		25,511		9,426
	Interest expense		369		292		296
	Fee and commission income		—		—		9
	Fee and commission expense		—		—		2
	Insurance income		—		162		365
	Reversal for credit losses		—		43		6
	Provision for credit losses		31		—		1
Jaeyang Industry Co., Ltd.	Interest income		—		98		—
	Reversal for credit losses		37		6		—
HIMS Co., Ltd.[1]	Interest income		51		—		—
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2	Fee and commission income		212		481		210
	Interest expense		10		—		—
Aju Good Technology Venture Fund	Interest expense		4		14		30
KB Star Office Private Real Estate Investment Trust No.1	Interest income		371		370		370
	Interest expense		87		63		93
	Fee and commission income		436		435		435
	Provision for credit losses		—		3		—
RAND Bio Science Co., Ltd.	Interest expense		14		16		3
Inno Lending Co., Ltd. [1]	Fee and commission income		—		3		1
	Interest expense		—		1		—
	Other non-operating expense		20		—		—
KBIC Private Equity Fund No. 3[1]	Interest expense		12		—		—
	Fee and commission income		260		38		—
SY Auto Capital Co., Ltd.	Interest income		718		828		1,279
	Interest expense		19		22		—
	Fee and commission income		—		47		73
	Fee and commission expense		—		2,956		840
	Insurance income		—		29		33
	Other operating income		1,606		731		621
	Other operating expense		153		128		415
	Reversal for credit losses		—		32		—
	Provision for credit losses		61		—		14
	Other non-operating income		250		51		—
Kyobo 7 Special Purpose Acquisition Co., Ltd.[1]	Interest expense		—		1		—
Food Factory Co., Ltd.	Interest income		—		24		9
	Insurance income		—		3		5
	Fee and commission expense		—		—		1
	Gains on financial assets/liabilities at fair value through profit or loss		—		—		30
	Reversal for credit losses		—		—		1
	Provision for credit losses		—		44		1
KB Pre IPO Secondary Venture Fund 1st	Interest expense		—		60		27
	Fee and commission income		—		83		110
Builton Co., Ltd.	Interest income		—		—		4
	Insurance income		—		1		2
	Losses on financial assets/liabilities at fair value through profit or loss		—		—		1
KB Private Equity Fund III	Fee and commission income		—		457		521
Wise Asset Management Co., Ltd.	Interest expense		—		5		9
Acts Co., Ltd.	Interest income		—		249		—
	Insurance income		—		2		2
	Losses on financial assets/liabilities at fair value through profit or loss		—		—		1,851
	Losses on financial assets/liabilities at fair value through profit or loss (under IAS 39)		—		220		—
	Provision for credit losses		—		66		—
	General and administrative expenses		—		150		—
	Other non-operating expense		—		—		1,246
COBI Co., Ltd.[1]	Interest income		—		183		—
	Provision for credit losses		—		89		—
Dongjo Co., Ltd.	Reversal for credit losses		—		2		31
	Insurance income		—		—		2
A-PRO Co., Ltd.	Interest expense		—		—		1
	Insurance income		—		—		5
POSCO-KB Shipbuilding Fund	Fee and commission income		—		257		490
	Interest expense		—		3		81
Dae-A Leisure Co., Ltd.	Interest expense		—		1		9
Paycoms Co., Ltd.	Interest income		—		61		10
	Insurance income				—		1
	Gains on financial assets/liabilities at fair value through profit or loss				—		125
	Provision for credit losses		—		32		—
Bungaejangter. Inc.[1]	Interest income		—		31		60
	Provision for credit losses		—		44		—
Faromancorporation Co., Ltd.[1]	Reversal for credit losses		—		345		—
Daesang Techlon Co., Ltd.[1]	Insurance income		—		1		—
Big Dipper Co., Ltd.	Reversal for credit losses		—		—		2
	Provision for credit losses		—		2		—
KB-KDBC New Technology Business Investment Fund	Interest expense		—		4		39
	Fee and commission income		—		—		322
KBTS Technology Venture Private Equity Fund	Fee and commission income		—		—		305
KB-SJ Tourism Venture Fund	Fee and commission income		—		—		314
JLK INSPECTION Inc.	Interest income		—		—		6
TESTIAN Inc.	Interest income		—		—		4
	Gains on financial assets/liabilities at fair value through profit or loss		—		—		83
Rainist Co., Ltd.	Interest expense		—		—		2
IWON ALLOY CO., LTD.	Insurance income		—		—		1
RMGP Bio-Pharma Investment Fund, L.P.	Other non-operating income		—		—		10
Hasys.	Losses on financial assets/liabilities at fair value through profit or loss		—		—		136
	Insurance income		—		—		4
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	Interest expense		—		—		21
	Fee and commission income		—		—		108
Spark Biopharma, Inc.	Interest expense		—		—		25
KB No.5 Special Purpose Acquisition Company	Interest income		68		—		—
	Interest expense		19		—		—
	Fee and commission income		—		—		—
	Gains on financial assets/liabilities at fair value through profit or loss(under IAS 39)		216		—		—
	Losses on financial assets/liabilities at fair value through profit or loss(under IAS 39)		—		—		—
	Reversal for credit loss		29		—		—
	Provision for credit loss		—		—		—
	Other non-operating income		2		—		—
KB No.6 Special Purpose Acquisition Company	Interest income		55		—		—
	Interest expense		14		—		—
	Losses on financial assets/liabilities at fair value through profit or loss(under IAS 39)		65		—		—
	Other non-operating expense		4		—		—
KB No.7 Special Purpose Acquisition Company	Interest income		37		—		—
	Interest expense		18		—		—
	Fee and commission income		—		—		—
	Gains on financial assets/liabilities at fair value through profit or loss(under IAS 39)		861		—		—
	Other non-operating income		40		—		—
KB No.8 Special Purpose Acquisition Company [1]	Interest income		74		75		—
	Interest expense		35		36		17
	Losses on financial assets/liabilities at fair value through profit or loss		—		—		2,330
	Losses on financial assets/liabilities at fair value through profit or loss (under IAS 39)		41		170		—
	Reversal for credit loss		50		—		—
KB No.9 Special Purpose Acquisition Company	Interest income		73		76		—
	Interest expense		40		33		43
	Fee and commission income		473		—		—
	Losses on financial assets/liabilities at fair value through profit or loss		—		—		2,256
	Losses on financial assets/liabilities at fair value through profit or loss (under IAS 39)		392		200		—
	Gains on financial assets/liabilities at fair value through profit or loss		—		—		48
	Gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)		1,665		—		—
	Reversal for credit loss		49		—		—
KB No.10 Special Purpose Acquisition Company	Interest income		17		48		—
	Interest expense		8		24		30
	Fee and commission income		175		—		—
	Losses on financial assets/liabilities at fair value through profit or loss (under IAS 39)		—		103		—
	Gains on financial assets/liabilities at fair value through profit or loss		—		—		121
	Gains on financial assets/liabilities at fair value through profit or loss (under IAS 39)		1,497		—		—
	Other non-operating income		5		—		—
KB No.11 Special Purpose Acquisition Company	Interest income		3		22		—
	Interest expense		—		—		12
	Fee and commission income		—		150		—
	Gains on financial assets/liabilities at fair value through profit or loss		—		—		56
	Gains on financial assets/liabilities at fair value through profit or loss(under IAS 39)		16		711		—
Hyundai-Tongyang Agrifood Private Equity Fund[1]	Fee and commission income		—		187		151
KB IGen Private Equity Fund No.1	Fee and commission income		—		1,266		—
Keystone-Hyundai Securities No. 1 Private Equity Fund	Fee and commission income		22		94		116
MJT&I Co., Ltd.	Interest income		2		—		—
Doosung Metal Co., Ltd.	Interest income		1		—		—
	Insurance income		—		1		1
Other
Retirement pension	Interest expense		749		3		3
	Fee and commission income		717		795		876

Meanwhile, the Group purchased installment financial assets from SY Auto Capital Co., Ltd. amounts to ￦ 838,010 million and ￦ 881,502 million for the years ended December 31, 2017 and 2018

Details of receivables and payables, and related allowances for loan losses arising from the related party transactions as of December 31, 2017 and 2018, are as follows:

		2017		2018
		(In millions of Korean won)
Associates and joint ventures
Balhae Infrastructure Fund	Other assets	￦	1,669	￦	1,708
Korea Credit Bureau Co., Ltd.	Loans at amortized cost (Gross amount)		22		22
	Deposits		25,513		15,674
	Provisions		1		—
	Other liabilities		469		98
KB GwS Private Securities Investment Trust	Other assets		641		641
Incheon Bridge Co., Ltd.	Financial assets at fair value through profit or loss		—		32,882
	Loans at amortized cost (Gross amount)		200,414		158,206
	Allowances for loan losses		288		15
	Other assets		710		736
	Deposits		48,795		43,666
	Provisions		3		10
	Insurance contract liabilities		189		113
	Other liabilities		29		24
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2	Other assets		176		90
Terra Co., Ltd.	Deposits		10		—
Jungdo Co., Ltd.	Deposits		4		4
Dongjo Co., Ltd.	Loans at amortized cost (Gross amount)		116		—
	Allowances for loan losses		1		—
	Insurance contract liabilities		—		2
Dae-A Leisure Co., Ltd.	Deposits		466		1,229
	Other liabilities		14		7
Aju Good Technology Venture Fund	Deposits		2,771		6,439
	Other liabilities		1		2
Jungdong Steel Co., Ltd.	Deposits		3		—
Doosung Metal Co., Ltd.	Deposits		—		3
	Insurance contract liabilities		1		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	Deposits		—		18,813
	Other liabilities		—		7
KB Star Office Private Real Estate Investment Trust No.1	Loans at amortized cost (Gross amount)		10,000		10,000
	Allowances for loan losses		3		4
	Other assets		136		136
	Deposits		6,962		7,946
	Other liabilities		45		58
KB IGen Private Equity Fund No.1	Deposits		—		148
RAND Bio Science Co., Ltd.	Deposits		1,032		232
	Loans at amortized cost (Gross amount)		1		1
	Other liabilities		4		—
Inno Lending Co., Ltd.[1]	Loans at amortized cost (Gross amount)		2		—
	Deposits		41		—
SY Auto Capital Co., Ltd.	Loans at amortized cost (Gross amount)		40,057		48,356
	Allowances for loan losses		—		18
	Other assets		51		94
	Deposits		6		5
	Provisions		29		11
	Insurance contract liabilities		8		6
	Other liabilities		349		102
Food Factory Co., Ltd.	Financial assets at fair value through profit or loss		—		530
	Loans at amortized cost (Gross amount)		679		200
	Allowances for loan losses		44		1
	Other assets		1		1
	Deposits		1		68
	Insurance contract liabilities		3		3
KB Pre IPO Secondary Venture Fund 1st	Other assets		28		—
	Deposits		2,690		1,115
	Other liabilities		6		1
Builton Co., Ltd.	Other assets		—		1
	Financial assets at fair value through profit or loss		—		399
	Loans at amortized cost (Gross amount)		1		2
	Deposits		26		7
	Insurance contract liabilities		1		1
Wise Asset Management Co., Ltd.	Deposits		340		696
	Other liabilities		1		2
Acts Co., Ltd.	Loans at amortized cost (Gross amount)		1,927		—
	Allowances for loan losses		161		—
	Intangible assets		1,275		530
	Deposits		4		29
	Insurance contract liabilities		1		—
	Other liabilities		—		530
POSCO-KB Shipbuilding Fund	Other assets		123		—
Bungaejanter. Inc.[1]	Loans at amortized cost (Gross amount)		425		—
	Allowances for loan losses		36		—
Paycoms Co., Ltd.	Other assets		—		1
	Financial assets at fair value through profit or loss		—		1,032
	Loans at amortized cost (Gross amount)		1,066		—
	Allowances for loan losses		89		—
	Deposits		—		1
Daesang Techlon Co., Ltd.[1]	Deposits		2		—
Big Dipper Co., Ltd.	Loans at amortized cost (Gross amount)		6		5
	Deposits		473		182
	Provisions		2		—
KB-KDBC New Technology Business Investment Fund	Deposits		7,500		7,088
	Other liabilities		4		3
A-PRO Co., Ltd.	Insurance contract liabilities		—		2
	Deposits		—		2,201
JLK INSPECTION Inc.	Financial assets at fair value through profit or loss		—		7,300
TESTIAN Inc.	Other assets		—		1
	Financial assets at fair value through profit or loss		—		615
IWON ALLOY CO., LTD.	Insurance contract liabilities		—		2
CARLIFE CO., LTD.	Deposits		—		2
COMPUTERLIFE CO., LTD.	Deposits		—		1
RMGP Bio-Pharma Investment Fund, L.P.	Financial assets at fair value through profit or loss		—		3,051
	Other liabilities		—		35
RMGP Bio-Pharma Investment, L.P.	Financial assets at fair value through profit or loss		—		4
Hasys.	Financial assets at fair value through profit or loss		—		5,864
	Insurance contract liabilities		—		29
SKYDIGITAL INC	Deposits		—		16
Rainist Co., Ltd.	Financial assets at fair value through profit or loss		—		2,504
	Deposits		—		1
Spark Biopharma, Inc.	Financial assets at fair value through profit or loss		—		6,500
	Deposits		—		2,630
	Other liabilities		—		19
HEYBIT, Inc.,	Financial assets at fair value through profit or loss		—		250
Stratio, Inc.	Financial assets at fair value through profit or loss		—		1,000
KB No.8 Special Purpose Acquisition Company[1]	Derivative financial assets		2,122		—
	Loans at amortized cost (Gross amount)		2,296		—
	Deposits		2,339		—
	Other liabilities		19		—
KB No.9 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss		—		2,481
	Derivative financial assets		2,241		—
	Loans at amortized cost (Gross amount)		2,356		—
	Deposits		2,309		2,275
	Other liabilities		38		42
KB No.10 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss		—		2,025
	Derivative financial assets		1,930		1,659
	Loans at amortized cost (Gross amount)		1,603		—
	Deposits		1,698		1,666
	Other liabilities		10		11
KB No.11 Special Purpose Acquisition Company	Financial assets at fair value through profit or loss		—		737
	Derivative financial assets		846		873
	Loans at amortized cost (Gross amount)		697		—
	Deposits		530		658
	Other liabilities		—		2
Key management	Loans at amortized cost (Gross amount)		1,665		2,338
	Other assets		2		2
	Deposits		8,707		10,828
	Insurance contract liabilities		809		1,092
	Other liabilities		124		178
Other
Retirement pension	Other assets		348		331
	Other liabilities		10,056		25,238

[1]	The amounts are not disclosed as the entity is excluded from the Group’s related party as of December 31, 2018.

According to IAS 24, the Group includes associates, key management (including family members), and post-employment benefit plans of the Group and its related party companies in the scope of related parties. Additionally, the Group discloses balances (receivables and payables) and other amounts arising from the related party transactions in the notes to the consolidated financial statements. Refer to Note 13 for details on investments in associates and joint ventures.

Significant lending transactions with related parties for the years ended December 31, 2017 and 2018, are as follows:

	2017[1]
	Beginning		Increase		Decrease		Ending
	(In millions of Korean won)
Associates
KB Insurance Co., Ltd.[2]	￦	6,791	￦	—	￦	(6,791)	￦	—
Korea Credit Bureau Co., Ltd.		14		8		—		22
Incheon Bridge Co., Ltd.		209,105		202,503		(211,194)		200,414
Dongjo Co., Ltd.		—		116		—		116
Jaeyang Industry Co., Ltd.		303		—		(303)		—
KB Star Office Private Real Estate Investment Trust No.1		10,000		—		—		10,000
RAND Bio Science Co., Ltd.		1		—		—		1
Inno Lending Co., Ltd.[2]		—		2		—		2
SY Auto Capital Co., Ltd.		30,049		44,039		(34,031)		40,057
Food Factory Co., Ltd.		—		700		(21)		679
Builton Co., Ltd.		—		1		—		1
Acts Co., Ltd.		—		1,927		—		1,927
Bungaejanter. Inc.[2]		—		425		—		425
Paycoms Co., Ltd.		—		1,066		—		1,066
Big Dipper Co., Ltd.		—		6		—		6
KB No.8 Special Purpose Acquisition Company[2]		2,490		—		(194)		2,296
KB No.9 Special Purpose Acquisition Company		2,584		—		(228)		2,356
KB No.10 Special Purpose Acquisition Company		1,495		295		(187)		1,603
KB No.11 Special Purpose Acquisition Company		790		—		(93)		697
Key management		1,982		—		(317)		1,665

	2018[1]
	Beginning		Increase		Decrease		Ending
	(In millions of Korean won)
Associates
Korea Credit Bureau Co., Ltd.	￦	22	￦	22	￦	(22)	￦	22
Incheon Bridge Co., Ltd.		200,414		5,388		(14,714)		191,088
Dongjo Co., Ltd.		116		—		(116)		—
KB Star Office Private Real Estate Investment Trust No.1		10,000		—		—		10,000
RAND Bio Science Co., Ltd.		1		1		(1)		1
Inno Lending Co., Ltd.[2]		2		—		(2)		—
SY Auto Capital Co., Ltd.		40,057		50,109		(41,810)		48,356
Food Factory Co., Ltd.		679		51		—		730
Builton Co., Ltd.		1		402		(2)		401
Acts Co., Ltd.		1,927		—		(1,927)		—
Bungaejanter. Inc.[2]		425		—		(425)		—
Paycoms Co., Ltd.		1,066		1,032		(1,066)		1,032
Big Dipper Co., Ltd.		6		5		(6)		5
JLK INSPECTION Inc.		—		7,300		—		7,300
TESTIAN Inc.		—		615		—		615
RMGP Bio-Pharma Investment Fund, L.P.		—		3,051		—		3,051
RMGP Bio-Pharma Investment, L.P.		—		4		—		4
Hasys.		—		6,000		(136)		5,864
Rainist Co., Ltd.		—		2,504		—		2,504
Spark Biopharma, Inc.		—		6,500		—		6,500
HEYBIT, Inc.,		—		250		—		250
Stratio, Inc.		—		1,000		—		1,000
KB No.8 Special Purpose Acquisition Company[2]		2,296		—		(2,296)		—
KB No.9 Special Purpose Acquisition Company		2,356		2,481		(2,356)		2,481
KB No.10 Special Purpose Acquisition Company		1,603		2,025		(1,603)		2,025
KB No.11 Special Purpose Acquisition Company		697		737		(697)		737
Key management		1,665		1,509		(836)		2,338

[1]	Transactions from operating activities with related parties (i.e. such as settlement, daily overdraft loans, etc.) are excluded.
[2]	Excluded from the Group’s related party as of December 31, 2018.

Significant borrowing transactions with related parties for the years ended December 31, 2017 and 2018, are as follows:

	2017
	Beginning		Borrowing		Repayment		Others[1]		Ending
	(In millions of Korean won)
Associates
Korea Credit Bureau Co., Ltd.	￦	26,827	￦	11,000	￦	(6,000)	￦	(6,314)	￦	25,513
Incheon Bridge Co., Ltd.		38,556		1,270		(21,270)		30,239		48,795
Terra Co., Ltd.		—		—		—		10		10
Jungdong Steel Co., Ltd.		3		—		—		—		3
Jungdo Co., Ltd.		—		—		—		4		4
Dae-A Leisure Co., Ltd.		—		—		—		466		466
Daesang Techlon Co., Ltd.[2]		—		—		—		2		2
Aju Good Technology Venture Fund		1,201		—		—		1,570		2,771
KB Pre IPO Secondary Venture Fund 1st		—		—		—		7,500		7,500
Ejade Co., Ltd.[2]		2		—		—		(2)		—
KB Star office Private real estate Investment Trust No.1		6,682		303		—		(23)		6,962
KB No.8 Special Purpose Acquisition Company[2]		2,342		2,300		(2,300)		(3)		2,339
KB No.9 Special Purpose Acquisition Company		2,399		—		(100)		10		2,309
KB No.10 Special Purpose Acquisition Company		1,754		1,618		(1,600)		(74)		1,698
KB No.11 Special Purpose Acquisition Company		—		530		—		—		530
SY Auto Capital Co., Ltd.		3,997		2,000		(2,000)		(3,991)		6
RAND Bio Science Co., Ltd.		2,356		1,000		(2,500)		176		1,032
Wise Asset Management Co., Ltd.		—		1,346		(1,475)		469		340
Builton Co., Ltd.		—		—		—		26		26
Food Factory Co., Ltd.		—		—		—		1		1
Acts Co., Ltd.		—		—		—		4		4
Big Dipper Co., Ltd.		—		—		—		473		473
KB Pre IPO Secondary Venture Fund 1st		—		13,000		(11,000)		690		2,690
POSCO-KB Shipbuilding Fund		—		3,000		(3,000)		—		—
Inno Lending Co., Ltd.[2]		1,902		—		—		(1,861)		41
KBIC Private Equity Fund No. 3[2]		700		—		(700)		—		—

	2018
	Beginning		Borrowing		Repayment		Others[1]		Ending
	(In millions of Korean won)
Associates
Korea Credit Bureau Co., Ltd.	￦	25,513	￦	8,000	￦	(16,000)	￦	(1,839)	￦	15,674
Incheon Bridge Co., Ltd.		48,795		1,260		(1,270)		(5,119)		43,666
Terra Co., Ltd.		10		—		—		(10)		—
Jungdong Steel Co., Ltd.		3		—		—		(3)		—
Doosung Metal Co., Ltd		—		—		—		3		3
Jungdo Co., Ltd.		4		—		—		—		4
Dae-A Leisure Co., Ltd.		466		479		(466)		750		1,229
Daesang Techlon Co., Ltd.[2]		2		—		—		(2)		—
CARLIFE CO., LTD.		—		—		—		2		2
COMPUTERLIFE CO., LTD.		—		—		—		1		1
SKYDIGITAL INC		—		—		—		16		16
Aju Good Technology Venture Fund		2,771		—		—		3,668		6,439
KB-KDBC New Technology Business Fund		7,500		—		—		(412)		7,088
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		—		—		—		18,813		18,813
KB Star Office Private Real Estate Investment Trust No.1		6,962		351		—		633		7,946
SY Auto Capital Co., Ltd.		6		—		—		(1)		5
KB No.8 Special Purpose Acquisition Company[2]		2,339		—		(2,300)		(39)		—
KB No.9 Special Purpose Acquisition Company		2,309		2,266		(2,234)		(66)		2,275
KB No.10 Special Purpose Acquisition Company		1,698		1,618		(1,618)		(32)		1,666
KB No.11 Special Purpose Acquisition Company		530		530		(530)		128		658
RAND Bio Science Co., Ltd.		1,032		—		(500)		(300)		232
Wise Asset Management Co., Ltd.		340		2,366		(2,008)		(2)		696
Builton Co., Ltd.		26		—		—		(19)		7
Food Factory Co., Ltd.		1		—		—		67		68
Acts Co., Ltd.		4		—		—		25		29
Paycoms Co., Ltd.		—		—		—		1		1
Big Dipper Co., Ltd.		473		—		—		(291)		182
A-PRO Co., Ltd.		—		—		—		2,201		2,201
Rainist Co., Ltd.		—		—		—		1		1
Spark Biopharma, Inc.		—		4,300		(3,300)		1,630		2,630
KB IGen Private Equity Fund No.1		—		—		—		148		148
KB Pre IPO Secondary Venture Fund 1st		2,690		2,000		(4,000)		425		1,115
POSCO-KB Shipbuilding Fund		—		32,800		(32,800)		—		—
Inno Lending Co., Ltd.[2]		41		—		—		(41)		—
Key management[3]		8,260		7,587		(5,283)		264		10,828

[1]	Transactions from operating activities with related parties (i.e. such as settlement, deposit on demand, etc.) are netted.
[2]	Excluded from the Group’s related party as of December 31, 2018.
[3]	Represents the transactions have started occurring since the current year.

Significant investment and collection transaction with related parties for the year ended December 31, 2018 is as follows:

	2018
	Equity investments		Withdrawal and others
	(In millions of Korean won)
Korea Credit Bureau Co., Ltd.	￦	—	￦	113
Balhae Infrastructure Company		4,645		8,623
Daesang Techlon Co., Ltd.[1]		—		42
PT Bank Bukopin TBK		116,422		—
KoFC KBIC Frontier Champ 2010-5(PEF)		—		4,800
KB GwS Private Securities Investment Trust		—		6,386
Aju Good Technology Venture Fund		9,808		—
KB-KDBC Pre-IPO New Technology Business Fund		10,000		—
KBTS Technology Venture Private Equity Fund		14,224		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		8,000		—
KB Star office Private real estate Investment Trust No.1		—		1,162
KB No.8 Special Purpose Acquisition Company[1]		—		5
Hyundai-Tongyang Agrifood Private Equity Fund[1]		—		82
KB IGen Private Equity Fund No.1		—		3
GH Real Estate I LP		17,678		—
KB-SJ Tourism Venture Fund		1,500		—
CUBE Growth Fund No.2		1,300		1,300
UNION Media Commerce Fund		1,000		—

[1]	Excluded from the Group’s related party as of December 31, 2018.

Unused commitments to related parties as of December 31, 2017 and 2018, are as follows:

		2017		2018
		(In millions of Korean won)
Associates and joint ventures
Balhae Infrastructure Fund	Purchase of security investment	￦	12,564	￦	10,453
Korea Credit Bureau Co., Ltd.	Unused commitments of credit card		108		108
KoFC KBIC Frontier Champ 2010-5(PEF)	Purchase of security investment		2,150		2,150
KB GwS Private Securities Investment Trust	Purchase of security investment		876		876
Aju Good Technology Venture Fund	Purchase of security investment		11,768		1,960
Incheon Bridge Co., Ltd.	Loan commitments in Korean won		20,000		20,000
	Unused commitments of credit card		86		94
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2	Purchase of security investment		12,550		12,550
SY Auto Capital Co., Ltd.	Loan commitments in Korean won		10,000		6,700
	Unused commitments of credit card		92		94
KB No.9 Special Purpose Acquisition Company	Unused commitments of credit card		1		1
KB No.10 Special Purpose Acquisition Company	Unused commitments of credit card		5		5
RAND Bio Science Co., Ltd.	Unused commitments of credit card		24		24
Builton Co., Ltd.	Unused commitments of credit card		4		3
Food Factory Co., Ltd.	Unused commitments of credit card		11		11
Inno Lending Co., Ltd.[1]	Unused commitments of credit card		13		—
Big Dipper Co., Ltd.	Unused commitments of credit card		94		95
KB-KDBC New Technology Business Investment Fund	Purchase of security investment		15,000		5,000
KBTS Technology Venture Private Equity Fund	Purchase of security investment		—		13,776
KB-SJ Tourism Venture Fund	Purchase of security investment		—		3,500
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund	Purchase of security investment		—		32,000
Key management	Loan commitments in Korean won		984		1,559

[1]	Excluded from the Group’s related party as of December 31, 2018.

Compensation to key management for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	1,165	￦	63	￦	863	￦	2,091
Registered directors (non-executive)		796		—		—		796
Non-registered directors		6,637		208		8,776		15,621

Total	￦	8,598	￦	271	￦	9,639	￦	18,508

	2017
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	2,026	￦	87	￦	2,991	￦	5,104
Registered directors (non-executive)		896		—		—		896
Non-registered directors		8,420		338		14,610		23,368

Total	￦	11,342	￦	425	￦	17,601	￦	29,368

	2018
	Short-term employee benefits		Post-employment benefits		Share-based payments		Total
	(In millions of Korean won)
Registered directors (executive)	￦	7,757	￦	418	￦	4,213	￦	12,388
Registered directors (non-executive)		960		—		—		960
Non-registered directors		7,135		273		3,314		10,722

Total	￦	15,852	￦	691	￦	7,527	￦	24,070

Collateral received from related parties as of December 31, 2017 and 2018, are as follows:

		2017		2018
		(In millions of Korean won)
Associates
KB Star Office Private Real Estate Investment Trust No.1	Real estate	￦	13,000	￦	13,000
Key management	Time deposits and others		388		401
	Real estate		2,287		3,182

As of December 31, 2018, Incheon Bridge Co., Ltd., a related party, provides fund management account, insurance for civil engineering completion, and management rights as senior collateral amounting to ￦ 611,000 million to a financial syndicate that consists of the Group and five other institutions, and as subordinated collateral amounting to ￦ 384,800 million to subordinated debt holders that consist of the Group and two other institutions. Also, it provides certificate of credit guarantee amounting to ￦ 400,000 million as collateral to a financial syndicate consisting of the Group and five other institutions.